Business And Significant Accounting Policies (Narrative) (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2022 USD ($) SEGMENT item entity	Dec. 31, 2021 USD ($) entity	Dec. 31, 2020 USD ($)
Business And Significant Accounting Polices [Line Items]
Ownership holding period		5 years
Number of disinterested directors	7	7
Direct or indirect ownership interest time period	10 years	10 years
Disinterested directors expenditure budget percentage		10.00%
Goodwill impairment | $		$ 0	$ 0
Goodwill | $	$ 4,740,000,000	$ 4,740,000,000	$ 4,740,000,000
Number of reportable business segments | SEGMENT	1
Number of board of directors	13
Number of directors appointed | entity	2
Number of board positions to be eliminated upon acquisition	2
Minimum [Member]
Business And Significant Accounting Polices [Line Items]
Disinterested directors expenditure budget percentage	10.00%
Sempra Energy [Member]
Business And Significant Accounting Polices [Line Items]
Number of disinterested directors	2	2
Oncor Holdings [Member]
Business And Significant Accounting Polices [Line Items]
Ownership	80.25%	80.25%
Number of disinterested directors | entity		2
Number of directors appointed	2
Oncor Holdings [Member] | Sempra Energy [Member]
Business And Significant Accounting Polices [Line Items]
Percentage of membership interest owned by non-controlling owners	51.00%
Ownership holding period	5 years
Oncor Holdings [Member] | Sempra Energy [Member] | Oncor
Business And Significant Accounting Polices [Line Items]
Ownership interests acquired		51.00%
Texas Transmission [Member]
Business And Significant Accounting Polices [Line Items]
Percentage of membership interest owned by non-controlling owners	19.75%	19.75%
Number of disinterested directors	2	2